Rotable spare parts, furniture and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 948,284	$ 1,070,070	$ 804,610
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	181,626	245,968	248,225
Pre Delivery Payments [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	316,425	484,590	389,380
Aircraft [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	423,667	319,080	135,039
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	17,044	14,242	27,135
Constructions And Improvements [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	2,466	1,315	1,492
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,671	1,193	1,331
Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	2,144	1,849	1,036
Motorized Transport Equipment Platform [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	938	919	139
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	178	56	85
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	730	309	255
Power generating assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	572	372	185
Workshop Tools [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	476	101	182
Service Carts On Board [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	347	76	$ 126
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,494,041	1,656,876
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	595,816	728,201
Gross carrying amount [member] | Pre Delivery Payments [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	316,425	484,590
Gross carrying amount [member] | Aircraft [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	539,141	408,830
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	17,044	14,242
Gross carrying amount [member] | Constructions And Improvements [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	11,150	9,154
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4,165	3,621
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	3,219	2,671
Gross carrying amount [member] | Motorized Transport Equipment Platform [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,898	1,600
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,008	1,186
Gross carrying amount [member] | Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,092	798
Gross carrying amount [member] | Power generating assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,006	781
Gross carrying amount [member] | Workshop Tools [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,187	660
Gross carrying amount [member] | Service Carts On Board [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	890	542
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(545,757)	(586,806)
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(414,190)	(482,233)
Accumulated depreciation and amortisation [member] | Aircraft [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(115,474)	(89,750)
Accumulated depreciation and amortisation [member] | Constructions And Improvements [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(8,684)	(7,839)
Accumulated depreciation and amortisation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(2,494)	(2,428)
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(1,075)	(822)
Accumulated depreciation and amortisation [member] | Motorized Transport Equipment Platform [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(960)	(681)
Accumulated depreciation and amortisation [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(830)	(1,130)
Accumulated depreciation and amortisation [member] | Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(362)	(489)
Accumulated depreciation and amortisation [member] | Power generating assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(434)	(409)
Accumulated depreciation and amortisation [member] | Workshop Tools [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(711)	(559)
Accumulated depreciation and amortisation [member] | Service Carts On Board [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ (543)	$ (466)